Exhibit 99.11

Data Compare Summary (Total)

Run Date - 3/31/2025 12:57:04 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
City	1	229	0.44%	229
State	0	229	0.00%	229
Zip	0	229	0.00%	229
Note Date	1	229	0.44%	229
Original Loan Amount	0	229	0.00%	229
Amortization Term	0	229	0.00%	229
Original Interest Rate	1	229	0.44%	229
Borrower Qualifying FICO	2	229	0.87%	229
Amortization Type	0	229	0.00%	229
Representative FICO	1	229	0.44%	229
Lien Position	0	229	0.00%	229
Occupancy	0	229	0.00%	229
Purpose	0	229	0.00%	229
Appraised Value	5	229	2.18%	229
Contract Sales Price	3	229	1.31%	229
Balloon Flag	0	229	0.00%	229
Original CLTV	1	229	0.44%	229
Original LTV	1	229	0.44%	229
Origination Channel	0	229	0.00%	229
Appraisal Effective Date	1	229	0.44%	229
Investor: Qualifying Total Debt Ratio	11	229	4.80%	229
Initial Rate Lock Date	49	229	21.40%	229
Coborrower Qualifying FICO	4	154	2.60%	229
Total	81	5,192	1.56%	229